Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Lessor Lease Description [Line Items]
2022	$ 411,853
2023	351,367
2024	297,654
2025	236,448
2026	158,907
2027 and thereafter	198,575
Total future minimum lease payments receivable	1,654,804
Owned Fleet
Lessor Lease Description [Line Items]
2022	381,750
2023	332,258
2024	281,146
2025	224,292
2026	150,686
2027 and thereafter	186,684
Total future minimum lease payments receivable	1,556,816
Managed Fleet
Lessor Lease Description [Line Items]
2022	30,103
2023	19,109
2024	16,508
2025	12,156
2026	8,221
2027 and thereafter	11,891
Total future minimum lease payments receivable	$ 97,988